DIVESTITURES - IPTV operations (Details) - IPTV divestiture - Disposed of by sale, not discontinued operations - USD ($) $ in Millions		12 Months Ended
	Aug. 31, 2012	Dec. 31, 2012
DIVESTITURES
Amount of consideration paid by the Company upon divestiture	$ 30.0
Net loss on divestitures		$ (17.5)